Retirement Benefits Schedule of Expected Benefit Payments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 1.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	1.3
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	1.4
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	1.5
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	1.7
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 13.1